PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 36,736	$ 37,139
Additions, net	277	(213)
Transfer from construction work-in-progress	702	998
Transfer to assets held for sale		(677)
Disposals	(5)	(97)
Acquisitions through business combinations	3,704
Items recognized through OCI:
Change in fair value	(347)	2,254
Foreign exchange	2,578	(1,494)
Items recognized through net income:
Change in fair value	(41)	5
Depreciation	(1,342)	(1,179)
Ending balance	42,262	36,736
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,092	776
Additions	1,087	984
Transfer to property, plant and equipment	(702)	(998)
Transfer to assets held for sale		(8)
Acquisitions through business combinations	403
Items recognized through OCI:
Change in fair value	(148)	334
Foreign exchange	62	4
Miscellaneous Profit (Loss) [Abstract]
Change in fair value	(18)
Construction in progress, ending balance	1,776	1,092
Total property, plant and equipment, at fair value	44,038	37,828
Fair value changes in decommissioning assets	0	178
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,139	25,496
Additions, net	1	9
Transfer from construction work-in-progress	117	161
Transfer to assets held for sale		(677)
Disposals	0	(97)
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	(417)	2,017
Foreign exchange	2,296	(1,267)
Items recognized through net income:
Change in fair value	(12)	(2)
Depreciation	(533)	(501)
Ending balance	26,591	25,139
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	212	224
Additions	129	150
Transfer to property, plant and equipment	(117)	(161)
Transfer to assets held for sale		(8)
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(2)	7
Miscellaneous Profit (Loss) [Abstract]
Change in fair value	(1)
Construction in progress, ending balance	221	212
Total property, plant and equipment, at fair value	26,812	25,351
Right-of-use assets, not subject to revaluation	43	49
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,875	4,998
Additions, net	47	(137)
Transfer from construction work-in-progress	268	86
Transfer to assets held for sale		0
Disposals	0	0
Acquisitions through business combinations	2,164
Items recognized through OCI:
Change in fair value	127	292
Foreign exchange	94	(73)
Items recognized through net income:
Change in fair value	(13)	16
Depreciation	(390)	(307)
Ending balance	7,172	4,875
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	497	114
Additions	590	237
Transfer to property, plant and equipment	(268)	(86)
Transfer to assets held for sale		0
Acquisitions through business combinations	80
Items recognized through OCI:
Change in fair value	(112)	250
Foreign exchange	33	(18)
Miscellaneous Profit (Loss) [Abstract]
Change in fair value	(17)
Construction in progress, ending balance	803	497
Total property, plant and equipment, at fair value	7,975	5,372
Right-of-use assets, not subject to revaluation	143	127
Utility-scale solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,481	6,457
Additions, net	229	(78)
Transfer from construction work-in-progress	316	744
Transfer to assets held for sale		0
Disposals	0	0
Acquisitions through business combinations	1,540
Items recognized through OCI:
Change in fair value	(18)	(132)
Foreign exchange	174	(160)
Items recognized through net income:
Change in fair value	(35)	(7)
Depreciation	(385)	(343)
Ending balance	8,302	6,481
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	380	433
Additions	358	592
Transfer to property, plant and equipment	(316)	(744)
Transfer to assets held for sale		0
Acquisitions through business combinations	323
Items recognized through OCI:
Change in fair value	(36)	84
Foreign exchange	32	15
Miscellaneous Profit (Loss) [Abstract]
Change in fair value	0
Construction in progress, ending balance	741	380
Total property, plant and equipment, at fair value	9,043	6,861
Right-of-use assets, not subject to revaluation	277	148
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	241	188
Additions, net	0	(7)
Transfer from construction work-in-progress	1	7
Transfer to assets held for sale		0
Disposals	(5)	0
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	(39)	77
Foreign exchange	14	6
Items recognized through net income:
Change in fair value	19	(2)
Depreciation	(34)	(28)
Ending balance	197	241
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	3	5
Additions	10	5
Transfer to property, plant and equipment	(1)	(7)
Transfer to assets held for sale		0
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(1)	0
Miscellaneous Profit (Loss) [Abstract]
Change in fair value	0
Construction in progress, ending balance	11	3
Total property, plant and equipment, at fair value	208	244
Right-of-use assets, not subject to revaluation	$ 0	$ 2